UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

               Investment Company Act file number     811-09625
                                                 -------------------

                     The Kelmoore Strategy(R) Variable Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                        2471 E. Bayshore Road, Suite 501
                               Palo Alto, CA 94303
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                      Shawn K. Young, President & Treasurer
                     The Kelmoore Strategy(R) Variable Trust
                        2471 E. Bayshore Road, Suite 501
                               Palo Alto, CA 94303
               --------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-486-3717
                                                           -------------

                      Date of fiscal year end: December 31
                                              ------------

                     Date of reporting period: June 30, 2005
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.







                                                     SEMI-ANNUAL REPORT





                                     KELMOORE STRATEGY(R) VARIABLE FUND


                               KELMOORE STRATEGY(R) VARIABLE EAGLE FUND

                                          _____________________________




                                                          June 30, 2005

Dear Shareholder,

With this mid-year report, my aim is to communicate the short-term results of your investment for the first half of 2005. I would like to take this opportunity to remind you that while monitoring short-term results can be informative, it is important to remember that this is an investment intended for long-term investors.

Since my last report on Kelmoore Strategy(R) Variable Trust six months ago, the major U.S. equity markets have generally seen modest declines. In the past six months, the Dow Jones Industrial Average has declined by 3.65%, while the Standard and Poors 100 Index ("S&P 100") and the NASDAQ composite have declined by 2.19% and 5.12%, respectively. For the six-month period, the Kelmoore Strategy(R) Variable Fund has returned 0.35%, outperforming its equity benchmark (S&P 100) by 2.54%, while the Kelmoore Strategy(R) Variable Eagle Fund declined by 1.11%, outperforming its equity index benchmark (NASDAQ) by 4.01%. The CBOE Monthly BuyWrite Index advanced by 0.82% for the period. It outperformed the Kelmoore Strategy(R) Variable Fund and the Kelmoore Strategy(R) Variable Eagle Fund by 0.47% and 1.93%, respectively.

While the markets are facing headwinds such as rising interest rates and all time high energy prices, the economy appears as of August 2005 to be growing despite continued trade deficits. The balance sheets of corporate America are flush with cash that could ultimately lead to share buy-backs, increased dividends, and merger and acquisition activity, all of which have historically been received favorably by the equity markets. Although implied volatility continues to linger near a decade low, I continue to find equities with the characteristics appropriate for inclusion in each Fund.

Unfortunately, the Funds have not achieved viable asset levels despite the years of operation and Kelmoore's efforts to locate additional insurance company investors. At a meeting held August 9, 2005, the Kelmoore Strategy(R) Variable Trust's Board of Trustees approved a plan to liquidate the Funds by December 31, 2005 and wind up the Trust's affairs. The Advisor is currently working to assist the participating insurance companies to seek suitable other variable contracts and/or investment options for investors. The Advisor understands that the insurance companies should be providing additional information regarding the liquidations and options in the near future.

We thank you for your continued support over the years of the Kelmoore Strategy(R) Variable Trust.

Sincerely,

/s/ Matthew Kelmon
Matthew Kelmon
Portfolio Manager

================================================================================
KELMOORE STRATEGY(R) VARIABLE TRUST (UNAUDITED)
DISCLOSURE OF FUND EXPENSES
FOR THE SIX MONTHS ENDED JUNE 30, 2005

================================================================================

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio.

In addition to operating expenses, a fund may incur other costs which are not reflected in the expense ratio or in the example provided below. An example of this is the brokerage commission a fund pays when it enters into a stock or option transaction. The Kelmoore Strategy(R) Variable Fund and Kelmoore Strategy(R) Variable Eagle Fund pay significant brokerage commissions to Kelmoore Investment Company, Inc., in its capacity as broker-dealer for the Funds. Commissions paid to Kelmoore Investment Company, Inc. by the Funds for recent periods are disclosed in the Funds' Statement of Additional Information, a copy of which can be obtained by calling (877) 535-6667.

This table illustrates your fund's costs in two ways:
ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the fund's ACTUAL return for the past six month period, the "Expense Ratio" column shows the period's annualized expense ratio, and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is NOT the fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Kelmoore Strategy(R) Variable Trust does not charge any sales loads, redemption fees or exchange fees, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

================================================================================
KELMOORE STRATEGY(R) VARIABLE TRUST (UNAUDITED)
DISCLOSURE OF FUND EXPENSES - (CONTINUED)
FOR THE SIX MONTHS ENDED JUNE 30, 2005

================================================================================

                                                                   Expenses Paid
                            Beginning                              During Period
                          Account Value   Ending Account   Expense   1/01/05 -
                             1/01/05      Value 6/30/05    Ratio(1)  6/30/05(2)
KELMOORE STRATEGY(R) VARIABLE FUND
--------------------------------------------------------------------------------

ACTUAL FUND RETURN          $ 1,000.00     $ 1,003.50       2.25%      $ 11.18

HYPOTHETICAL 5% RETURN      $ 1,000.00     $ 1,013.64       2.25%      $ 11.23


KELMOORE STRATEGY(R) VARIABLE EAGLE FUND
--------------------------------------------------------------------------------

ACTUAL FUND RETURN          $ 1,000.00     $   988.90       2.25%      $ 11.10

HYPOTHETICAL 5% RETURN      $ 1,000.00     $ 1,013.64       2.25%      $ 11.23



(1) Annualized, based on the Fund's most recent fiscal half-year expenses.
(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

================================================================================
PORTFOLIO OF INVESTMENTS

                       KELMOORE STRATEGY(R) VARIABLE FUND
                            JUNE 30, 2005 (UNAUDITED)
===============================================================================


                                                                                      Value
    Shares                                                                           (Note 1)
-------------                                                                   -----------------
COMMON STOCKS - 78.6%
               CONSUMER GOODS - 22.2%
       3,800   Amgen, Inc.+ ..................................................         $ 229,748
       3,000   Best Buy Co., Inc. ............................................           205,650
       2,000   Caterpillar, Inc. .............................................           190,620
       3,300   Eli Lilly & Co. ...............................................           183,843
       5,000   Home Depot, Inc. ..............................................           194,500
          20   J.M. Smucker Co.  .............................................               939
         446   Medco Health Solutions, Inc.+..................................            23,799
       4,000   Wal-Mart Stores, Inc.  ........................................           192,800
                                                                               ------------------
                                                                                       1,221,899
                                                                               ------------------
               FINANCIAL SERVICES - 15.9%
       3,800   American International Group, Inc. ............................           220,780
       2,800   Fannie Mae  ...................................................           163,520
       2,200   Goldman Sachs Group, Inc. .....................................           224,444
       3,000   Merrill Lynch & Co., Inc. .....................................           165,030
       2,000   Morgan Stanley ................................................           104,940
          23   St. Paul Travelers Companies, Inc.  ...........................               909
                                                                               ------------------
                                                                                         879,623
                                                                               ------------------
               MANUFACTURING - 5.5%
       6,100   Eastman Kodak Co.  ............................................           163,785
       4,100   General Motors Corp.  .........................................           139,400
                                                                               ------------------
                                                                                         303,185
                                                                               ------------------
               RESOURCES - 18.4%
       3,500   ChevronTexaco Corp. ...........................................           195,720
       3,600   ConocoPhillips ................................................           206,964
       3,200   Exxon Mobil Corp. .............................................           183,904
       4,500   Halliburton Co. ...............................................           215,190
       2,800   Schlumberger, Ltd. ............................................           212,632
                                                                               ------------------
                                                                                       1,014,410
                                                                               ------------------
               TECHNOLOGY - 16.6%
         633   Agere Systems, Inc.+ ..........................................             7,596
       3,000   Agilent Technologies, Inc.+ ...................................            69,060
       4,600   Analog Devices, Inc. ..........................................           171,626
       2,900   Apple Computer, Inc.+..........................................           106,749
       4,500   Dell, Inc.+ ...................................................           177,795
       2,100   International Business Machines Corp. .........................           155,820
       8,000   Texas Instruments, Inc. .......................................           224,560
                                                                               ------------------
                                                                                         913,206
                                                                               ------------------
               Total Common Stocks
                    (Cost $4,514,175).........................................         4,332,323
                                                                               ------------------
 Number of Contract                                  Expiration       Strike
 Shares Subject to Call                                 Date          Price
--------------------------                           ----------      --------
CALL OPTIONS WRITTEN - (3.5)%++
               CONSUMER GOODS - (1.1)%
       3,800   Amgen, Inc. .......................... 7/16/2005      $   60.0             (4,370)
       3,000   Best Buy Co., Inc. ................... 7/16/2005          55.0            (40,800)
       2,000   Caterpillar, Inc. .................... 7/16/2005          95.0             (4,000)
       3,300   Eli Lilly & Co. ...................... 7/16/2005          60.0               (165)
       5,000   Home Depot, Inc. ..................... 8/20/2005          40.0             (4,000)
       4,000   Wal-Mart Stores, Inc.  ............... 8/20/2005          47.5             (6,500)
                                                                               ------------------
                                                                                         (59,835)
                                                                               ------------------

               FINANCIAL SERVICES - (0.4)%
       3,800   American International Group, Inc. ... 7/16/2005          55.0            (12,730)
       2,200   Goldman Sachs Group, Inc. ............ 8/20/2005         105.0             (3,960)
       3,000   Merrill Lynch & Co., Inc. ............ 7/16/2005          60.0               (150)
       2,000   Morgan Stanley ....................... 7/16/2005          50.0             (5,600)
                                                                               ------------------
                                                                                         (22,440)
                                                                               ------------------

================================================================================
PORTFOLIO OF INVESTMENTS - (CONTINUED)

                       KELMOORE STRATEGY(R) VARIABLE FUND
                            JUNE 30, 2005 (UNAUDITED)
================================================================================


 Number of Contract                                  Expiration       Strike          Value
 Shares Subject to Call                                 Date          Price         (Note 1)
--------------------------                           ----------      --------  ------------------
CALL OPTIONS WRITTEN - continued
               MANUFACTURING - (0.3)%
       6,100   Eastman Kodak Co.  .................. 10/22/2005      $   27.5           $ (9,150)
       4,100   General Motors Corp.  ...............  8/20/2005          35.0             (5,740)
                                                                               ------------------
                                                                                         (14,890)
                                                                               ------------------
               RESOURCES - (1.1)%
       3,200   ChevronTexaco Corp. .................  7/16/2005          55.0             (5,280)
       3,600   ConocoPhillips ......................  7/16/2005          55.0            (10,440)
       3,200   Exxon Mobil Corp. ...................  0/22/2005          60.0             (6,400)
       4,500   Halliburton Co. .....................  7/16/2005          42.5            (24,300)
       2,800   Schlumberger, Ltd. ..................  7/16/2005          70.0            (17,360)
                                                                               ------------------
                                                                                         (63,780)
                                                                               ------------------
               TECHNOLOGY - (0.6)%
       4,600   Analog Devices, Inc. ................  9/17/2005          40.0             (3,220)
       2,900   Apple Computer, Inc. ................  7/16/2005          45.0               (290)
       4,500   Dell, Inc. ..........................  7/16/2005          40.0             (1,575)
       2,100   International Business Machines Corp.  7/16/2005          80.0               (315)
       8,000   Texas Instruments, Inc. .............  7/16/2005          25.0            (27,200)
                                                                               ------------------
                                                                                         (32,600)
                                                                               ------------------
               Total Call Options Written
                    (Premiums received $118,088)..............................          (193,545)
                                                                               ------------------
 Number of Contract
 Shares Subject to Put
--------------------------
PUT OPTIONS WRITTEN - (0.8)%
               FINANCIAL SERVICES - (0.0)%#
       2,100   Lehman Brothers Holdings, Inc. ......  7/16/2005          95.0               (525)
                                                                               ------------------

               MANUFACTURING - (0.4)%
       3,000   Boeing Co.  .........................  7/16/2005          65.0             (1,800)
       2,500   3M Co.  .............................  7/16/2005          80.0            (17,250)
                                                                               ------------------
                                                                                         (19,050)
                                                                               ------------------
               RESOURCES - (0.1)%
       3,100   Royal Dutch Petroleum Co. ...........  8/20/2005          65.0             (6,355)
                                                                               ------------------

               TECHNOLOGY - (0.3)%
       7,200   Intel Corp. .........................  8/20/2005          27.5            (12,600)
       3,800   United Technologies, Inc. ...........  8/20/2005          52.5             (5,700)
                                                                               ------------------
                                                                                         (18,300)
                                                                               ------------------
                Total Put Options Written
                     (Premiums received $49,707)..............................           (44,230)
                                                                               ------------------

                Total Written Options
                     (Premiums received $167,795).............................          (237,775)
                                                                               ------------------

CASH AND OTHER ASSETS, LESS LIABILITIES - 25.7% ..............................         1,417,064
                                                                               ------------------
NET ASSETS - 100.0%...........................................................        $5,511,612
                                                                               ==================

+   Non-income producing security.
++  All of the written call options have common stocks pledged as collateral.
#   Amount represents less than 0.01% of total net assets.


        Portfolio Sector Weighting (as a percentage of market value)
        -------------------------------------------------------------
        1.  Consumer Goods                                     28.4%
        2.  Resources                                          23.1%
        3.  Technology                                         21.0%
        4.  Financial Services                                 20.9%
        5.  Manufacturing                                       6.6%
                                                       --------------
                                                              100.0%
                                                       --------------

================================================================================
PORTFOLIO OF INVESTMENTS

                    KELMOORE STRATEGY(R) VARIABLE EAGLE FUND
                            JUNE 30, 2005 (UNAUDITED)
================================================================================


                                                                                      Value
      Shares                                                                        (Note 1)
-------------------                                                            ------------------
COMMON STOCKS - 57.3%
               CONSUMER GOODS - 14.5%
       1,400   Amgen, Inc.+ ..................................................          $ 84,644
       1,800   Best Buy Co., Inc. ............................................           123,390
       2,000   KLA-Tencor Corp. ..............................................            87,400
       2,500   XM Satellite Radio Holdings, Inc., Class A+ ...................            84,150
                                                                               ------------------
                                                                                         379,584
                                                                               ------------------
               FINANCIAL SERVICES - 15.3%
         200   American International Group, Inc. ............................            11,620
       1,000   Goldman Sachs Group, Inc. .....................................           102,020
       1,100   Lehman Brothers Holdings, Inc. ................................           109,208
       1,500   Merrill Lynch & Co., Inc. .....................................            82,515
       1,800   Morgan Stanley ................................................            94,446
                                                                               ------------------
                                                                                         399,809
                                                                               ------------------
               MANUFACTURING - 2.6%
       2,000   Biogen Idec, Inc.+ ............................................            68,900
                                                                               ------------------

               TECHNOLOGY - 24.9%
       2,200   Apple Computer, Inc.+  ........................................            80,982
       3,000   Cisco Systems, Inc.+ ..........................................            57,330
       1,600   Dell, Inc.+ ...................................................            63,216
       1,600   eBay, Inc.+ ...................................................            52,816
         900   International Business Machines Corp. .........................            66,780
       3,000   Nextel Communications, Inc., Class A+ .........................            96,930
       3,300   Oracle Corp.+  ................................................            43,560
       2,000   QUALCOMM, Inc. ................................................            66,020
       1,300   SanDisk Corp.+ ................................................            30,849
       3,000   Texas Instruments, Inc. .......................................            84,210
         300   VERITAS Software Corp.+  ......................................             7,320
                                                                               ------------------
                                                                                         650,013
                                                                               ------------------
               Total Common Stocks
                    (Cost $1,573,949).........................................         1,498,306
                                                                               ------------------

 Number of Contract                                  Expiration       Strike
 Shares Subject to Call                                 Date          Price
---------------------------                          ----------      --------
CALL OPTIONS WRITTEN - (2.6)%++
               CONSUMER GOODS - (1.2)%
       1,400   Amgen, Inc. .........................  7/16/2005      $   60.0             (1,610)
       1,800   Best Buy Co., Inc. ..................  7/16/2005          55.0            (24,480)
       2,000   KLA-Tencor Corp. ....................  7/16/2005          47.5               (100)
       2,500   XM Satellite Radio Holdings, Inc.,
                Class A ............................  7/16/2005          32.5             (4,125)
                                                                               ------------------
                                                                                         (30,315)
                                                                               ------------------
               FINANCIAL SERVICES - (0.4)%
       1,000   Goldman Sachs Group, Inc. ...........  8/20/2005         105.0             (1,800)
       1,100   Lehman Brothers Holdings, Inc. ......  7/16/2005          95.0             (5,170)
       1,500   Merrill Lynch & Co., Inc. ...........  7/16/2005          60.0                (75)
       1,800   Morgan Stanley ......................  7/16/2005          50.0             (5,040)
                                                                               ------------------
                                                                                         (12,085)
                                                                               ------------------
               MANUFACTURING - (0.0)%#
       2,000   Biogen Idec, Inc. ...................  7/16/2005          40.0               (200)
                                                                               ------------------

================================================================================
PORTFOLIO OF INVESTMENTS - (CONTINUED)

                    KELMOORE STRATEGY(R) VARIABLE EAGLE FUND
                            JUNE 30, 2005 (UNAUDITED)
================================================================================


 Number of Contract                                  Expiration       Strike         Value
 Shares Subject to Call                                 Date          Price         (Note 1)
---------------------------                          ----------      --------  ------------------
CALL OPTIONS WRITTEN - continued
               TECHNOLOGY - (1.0)%
       2,200   Apple Computer, Inc.  ...............  7/16/2005      $   45.0           $   (220)
       3,000   Cisco Systems, Inc. .................  7/16/2005          17.5             (5,100)
       1,600   Dell, Inc. ..........................  7/16/2005          40.0               (560)
       1,600   eBay, Inc. ..........................  7/16/2005          40.0                (80)
         900   International Business Machines Corp.  7/16/2005          75.0               (900)
       3,000   Nextel Communications, Inc., Class A   8/20/2005          30.0             (8,100)
       2,000   QUALCOMM, Inc. ......................  7/16/2005          37.5               (100)
       3,000   Texas Instruments, Inc. .............  7/16/2005          25.0            (10,200)
                                                                               ------------------
                                                                                         (25,260)
                                                                               ------------------
               Total Call Options Written
                    (Premiums received $42,516)...............................           (67,860)
                                                                               ------------------

 Number of Contract
 Shares Subject to Put
---------------------------
PUT OPTIONS WRITTEN - (2.7)%
               CONSUMER GOODS - (0.3)%
       1,700   Eli Lilly & Co. .....................  8/20/2005          60.0             (7,650)
                                                                               ------------------

               FINANCIAL SERVICES - (0.1)%
       1,000   Bear Stearns Companies, Inc. ........  8/20/2005         105.0              (3,300)
                                                                               -------------------

               MANUFACTURING - (0.1)%
       1,300   Genentech, Inc. .....................  7/16/2005          80.0             (1,950)
                                                                               ------------------

               TECHNOLOGY - (2.2)%
       2,800   Adobe Systems, Inc. .................  7/16/2005          35.0            (18,200)
       2,500   Analog Devices, Inc. ................  9/17/2005          40.0             (8,125)
       2,800   Broadcom Corp. ......................  7/16/2005          35.0             (1,680)
       1,700   Electronic Arts, Inc. ...............  8/20/2005          60.0             (7,820)
       4,000   Juniper Networks, Inc. ..............  7/16/2005          27.5             (8,000)
       2,700   Linear Technology Corp. .............  8/20/2005          37.5             (4,320)
       1,300   Research In Motion, Ltd. ............  8/20/2005          80.0             (9,750)
                                                                               ------------------
                                                                                         (57,895)
                                                                               ------------------
               Total Put Options Written
                    (Premiums received $58,898)..............................            (70,795)
                                                                               ------------------

               Total Written Options
                    (Premiums received $101,414).............................           (138,655)
                                                                               ------------------

CASH AND OTHER ASSETS, LESS LIABILITIES - 48.0% .............................           1,254,986
                                                                               ------------------
NET ASSETS - 100.0%..........................................................         $ 2,614,637
                                                                               ==================

+   Non-income producing security.
++  All of the written call options have common stocks pledged as collateral.
#   Amount represents less than 0.01% of total net assets.


        PORTFOLIO SECTOR WEIGHTING
        (AS A PERCENT OF MARKET VALUE)
        --------------------------------------------------------------
        1.  Technology                                          41.7%
        2.  Financial Services                                  28.3%
        3.  Consumer Goods                                      25.1%
        4.  Manufacturing                                        4.9%
                                                       ---------------
                                                               100.0%
                                                       ---------------

================================================================================
STATEMENT OF ASSETS AND LIABILITIES

                       KELMOORE STRATEGY(R) VARIABLE TRUST
                            June 30, 2005 (Unaudited)
================================================================================


                                                                KELMOORE STRATEGY(R)   KELMOORE STRATEGY(R)
                                                                   VARIABLE FUND       VARIABLE EAGLE FUND
                                                                --------------------   -------------------
ASSETS:
   Investments at market value (Cost $4,514,175 and $1,573,949,
       respectively) (Note 1) .................................      $ 4,332,323          $ 1,498,306
   Cash and cash equivalents (Note 1) .........................          218,346              210,299
   Segregated cash for open put option contracts (Note 1) .....        1,253,175            1,075,462
   Receivables:
       Capital stock sold .....................................              163                   78
       Dividends and interest .................................            4,471                2,160
       Due from Advisor (Note 3) ..............................           10,110                7,703
   Prepaid assets .............................................              967                  425
                                                                     -----------          -----------
             TOTAL ASSETS .....................................        5,819,555            2,794,433
                                                                     -----------          -----------

LIABILITIES:
   Payables:
       Capital stock redeemed .................................           41,087               13,508
       Distribution fees (Note 3) .............................            1,146                  546
       Other accrued expenses .................................           27,935               27,087
   Option contracts written (Proceeds $167,795 and $101,414,
       respectively) (Notes 1 and 2) ..........................          237,775              138,655
                                                                     -----------          -----------
             TOTAL LIABILITIES ................................          307,943              179,796
                                                                     -----------          -----------

NET ASSETS ....................................................      $ 5,511,612          $ 2,614,637
                                                                     ===========          ===========

NET ASSETS CONSIST OF:
   Capital stock, unlimited shares authorized, 637,599 and
       489,931 shares outstanding, respectively ...............      $ 6,381,781          $ 2,795,676
   Undistributed net investment loss ..........................          (17,806)             (13,677)
   Accumulated net realized loss on securities and options ....         (600,531)             (54,478)
   Net unrealized depreciation on securities and options ......         (251,832)            (112,884)
                                                                     -----------          -----------
             NET ASSETS .......................................      $ 5,511,612          $ 2,614,637
                                                                     ===========          ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ......      $      8.64          $      5.34
                                                                     ===========          ===========

================================================================================
STATEMENT OF OPERATIONS

                       KELMOORE STRATEGY(R) VARIABLE TRUST
               For the Six Months Ended June 30, 2005 (Unaudited)
================================================================================


                                                               KELMOORE STRATEGY(R)    KELMOORE STRATEGY(R)
                                                                   VARIABLE FUND       VARIABLE EAGLE FUND
                                                               --------------------    --------------------
INVESTMENT INCOME:
   Dividends ......................................................    $  27,086             $   4,430
   Interest (Note 1) ..............................................       22,954                12,646
                                                                       ---------             ---------
             Total Income .........................................       50,040                17,076
                                                                       ---------             ---------

EXPENSES:
   Investment Advisory fees (Note 3) ..............................       30,154                13,668
   Distribution fees (Note 3) .....................................        7,538                 3,417
   Accounting fees ................................................       18,792                17,280
   Administration fees ............................................       27,500                 6,000
   Custodian fees .................................................        8,088                 7,666
   Insurance fees .................................................          911                   402
   Legal fees .....................................................        7,700                 3,551
   Printing fees ..................................................        1,875                   849
   Professional fees ..............................................       14,949                15,461
   Transfer agent fees ............................................       12,199                12,199
   Trustees' fees .................................................        6,533                 2,971
                                                                       ---------             ---------
        Total Expenses ............................................      136,239                83,464
        Fee waivers and expense reimbursements (Note 3) ...........      (68,393)              (52,711)
                                                                       ---------             ---------
        Net Expenses ..............................................       67,846                30,753
                                                                       ---------             ---------
Net investment loss ...............................................      (17,806)              (13,677)
                                                                       ---------             ---------


REALIZED AND UNREALIZED GAIN/ (LOSS) ON INVESTMENTS:
   Net realized gain/(loss) from:
      Security transactions .......................................      (75,063)              (71,144)
      Options .....................................................      274,345               129,504
   Net change in unrealized appreciation/(depreciation) on:
      Security transactions .......................................      (41,170)              (48,382)
      Options .....................................................     (131,637)              (27,716)
                                                                       ---------             ---------
        Net realized and unrealized gain/(loss) on investments ....       26,475               (17,738)
                                                                       ---------             ---------
Net increase/(decrease) in net assets resulting from operations ...    $   8,669             $ (31,415)
                                                                       =========             =========

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS

                       KELMOORE STRATEGY(R) VARIABLE TRUST
================================================================================

                                                                                                    KELMOORE STRATEGY(R) VARIABLE
                                                            KELMOORE STRATEGY(R) VARIABLE FUND                EAGLE FUND
                                                            ----------------------------------     ---------------------------------
                                                             FOR THE SIX        FOR THE YEAR        FOR THE SIX       FOR THE YEAR
                                                            MONTHS ENDED           ENDED           MONTHS ENDED           ENDED
                                                            JUNE 30, 2005       DECEMBER 31,       JUNE 30, 2005      DECEMBER 31,
                                                             (UNAUDITED)            2004           (UNAUDITED)             2004
                                                            -------------       ------------       -----------        ------------
OPERATIONS:
   Net investment loss ...................................   $   (17,806)       $   (77,372)       $   (13,677)       $   (45,738)
   Net realized gain/(loss) on securities and options ....       199,282            606,868             58,360            (94,767)
   Net change in unrealized appreciation/(depreciation) on
     securities and options ..............................      (172,807)          (275,944)           (76,098)           (14,341)
                                                             -----------        -----------        -----------        -----------
   Net increase/(decrease) in net assets resulting from
     operations ..........................................         8,669            253,552            (31,415)          (154,846)
                                                             -----------        -----------        -----------        -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold .............................         2,513          1,533,320              6,687            976,438
   Reinvestment of distributions .........................            --                 --                 --                 --
   Cost of shares redeemed ...............................    (1,405,755)        (2,389,611)          (349,273)        (1,565,374)
                                                             -----------        -----------        -----------        -----------
   Decrease in net assets derived from capital share
     transactions (a) ....................................    (1,403,242)          (856,291)          (342,586)          (588,936)
                                                             -----------        -----------        -----------        -----------

           TOTAL DECREASE IN NET ASSETS ..................    (1,394,573)          (602,739)          (374,001)          (743,782)
                                                             -----------        -----------        -----------        -----------

NET ASSETS:

   Beginning of period ...................................     6,906,185          7,508,924          2,988,638          3,732,420
                                                             -----------        -----------        -----------        -----------

   End of period .........................................   $ 5,511,612        $ 6,906,185        $ 2,614,637        $ 2,988,638
                                                             ===========        ===========        ===========        ===========

   (a) Transactions in capital stock were:
         Shares sold .....................................           292            185,042              1,249            185,964
         Shares redeemed .................................      (165,006)          (293,162)           (65,120)          (291,692)
                                                             -----------        -----------        -----------        -----------
    Decrease in shares outstanding .......................      (164,714)          (108,120)           (63,871)          (105,728)
                                                             ===========        ===========        ===========        ===========

================================================================================
FINANCIAL HIGHLIGHTS

                       KELMOORE STRATEGY(R) VARIABLE TRUST
================================================================================

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

                                                                     KELMOORE STRATEGY(R) VARIABLE FUND
                                                                 --------------------------------------------
                                                                  FOR THE SIX     FOR THE YEAR   FOR THE YEAR
                                                                  MONTHS ENDED       ENDED          ENDED
                                                                 JUNE 30, 2005    DECEMBER 31,   DECEMBER 31,
                                                                  (UNAUDITED)         2004           2003
                                                                 -------------    ------------   -----------

NET ASSET VALUE, BEGINNING OF PERIOD ..........................  $       8.61     $      8.25   $      7.20
                                                                 -------------    ------------  ------------

   Income/(loss) from investment operations:
      Net investment income/(loss) ............................         (0.03)           (0.10)        (0.09)
      Net realized and unrealized gain/(loss) on investments ..          0.06             0.46          1.50
                                                                 -------------    ------------  ------------
         Total from investment operations .....................          0.03             0.36          1.41
                                                                 -------------    ------------  ------------

   Less distributions from:
      Net investment income ...................................            --               --            --
      Realized capital gain ...................................            --               --         (0.36)
                                                                 -------------    ------------  ------------

NET ASSET VALUE, END OF PERIOD ................................  $       8.64        $    8.61     $    8.25
                                                                 =============    ============  ============

TOTAL RETURN ..................................................          0.35%            4.36%        19.56%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000s) ........................  $      5,512        $   6,906     $   7,509
   Ratio of expenses to average net assets:
        Before fee waivers and expense reimbursements .........          4.52%(1)         3.93%         3.87%
        After fee waivers and expense reimbursements ..........          2.25%(1)         2.25%         2.25%
   Ratio of net investment income/(loss) to average net assets:
        Before fee waivers and expense reimbursements .........         (2.86)(1)        (2.77)%       (2.64)%
        After fee waivers and expense reimbursements ..........         (0.59)(1)        (1.09)%       (1.02)%
   Portfolio turnover rate ....................................         59.99%(2)       163.84%       348.83%


                                                                     KELMOORE STRATEGY(R) VARIABLE FUND
                                                                                 (CONTINUED)
                                                                 --------------------------------------------
                                                                  FOR THE YEAR    FOR THE YEAR     FOR THE
                                                                     ENDED           ENDED       PERIOD ENDED
                                                                  DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                                                      2002            2001           2000*
                                                                 -------------    ------------   -----------

NET ASSET VALUE, BEGINNING OF PERIOD ..........................  $       8.77     $    10.03    $     10.00
                                                                 -------------    ------------  ------------

   Income/(loss) from investment operations:
      Net investment income/(loss) ............................         (0.06)         (0.05)          0.03#
      Net realized and unrealized gain/(loss) on investments ..         (1.23)         (1.21)            --
                                                                 -------------    ------------  ------------
         Total from investment operations .....................         (1.29)         (1.26)          0.03
                                                                 -------------    ------------  ------------

   Less distributions from:
      Net investment income ...................................            --             --(3)          --
      Realized capital gain ...................................         (0.28)            --             --
                                                                 -------------    ------------  ------------

NET ASSET VALUE, END OF PERIOD ................................  $       7.20     $     8.77    $     10.03
                                                                 =============    ============  ============

TOTAL RETURN ..................................................        (14.73)%       (12.56)%         0.30%(2)

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000s) ........................  $     10,016     $   10,646    $       304
   Ratio of expenses to average net assets:
        Before fee waivers and expense reimbursements .........          3.43%          7.91%       1450.01%(1)
        After fee waivers and expense reimbursements ..........          2.25%          2.25%          2.25%(1)
   Ratio of net investment income/(loss) to average net assets:
        Before fee waivers and expense reimbursements .........         (2.03)%        (6.28)%     (1445.34)%(1)
        After fee waivers and expense reimbursements ..........         (0.85)%        (0.58)%         2.50%(1)
   Portfolio turnover rate ....................................        204.13%        224.54%          0.00%(2)


 * Commenced operations on November 27, 2000.
(1)Annualized.
(2)Not annualized.
(3)Amount represents less than $0.01 per share.
 # Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

================================================================================
FINANCIAL HIGHLIGHTS

                       KELMOORE STRATEGY(R) VARIABLE TRUST
                            June 30, 2005 (Unaudited)
================================================================================

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

                                                                      KELMOORE STRATEGY(R) VARIABLE EAGLE FUND
                                                                    --------------------------------------------
                                                                     FOR THE SIX     FOR THE YEAR   FOR THE YEAR
                                                                     MONTHS ENDED       ENDED          ENDED
                                                                    JUNE 30, 2005    DECEMBER 31,   DECEMBER 31,
                                                                     (UNAUDITED)         2004           2003
                                                                    -------------    ------------   -----------
NET ASSET VALUE, BEGINNING OF PERIOD .............................. $       5.40     $      5.66    $     4.24
                                                                    -------------    ------------   -----------

       Income/(loss) from investment operations:
          Net investment income/(loss) ............................        (0.03)          (0.08)        (0.07)
          Net realized and unrealized gain/(loss) on investments ..        (0.03)          (0.18)         1.50
                                                                    -------------    ------------   -----------
            Total from investment operations ......................        (0.06)          (0.26)         1.43
                                                                    -------------    ------------   -----------

       Less distributions from:
          Net investment income ...................................           --              --            --
          Realized capital gain ...................................           --              --         (0.01)
                                                                    -------------    ------------   -----------

NET ASSET VALUE, END OF PERIOD .................................... $       5.34      $     5.40    $     5.66
                                                                    =============    ============   ===========

TOTAL RETURN ......................................................        (1.11)%         (4.59)%       33.68%

RATIOS/SUPPLEMENTAL DATA
       Net assets, end of period (in 000s) ........................ $      2,615      $    2,989    $    3,732
       Ratio of expenses to average net assets:
            Before fee waivers and expense reimbursements .........         6.11%(1)        5.68%         6.54%
            After fee waivers and expense reimbursements ..........         2.25%(1)        2.25%         2.25%
       Ratio of net investment income/(loss) to average net assets:
            Before fee waivers and expense reimbursements .........        (4.86)(1)       (4.97)%       (6.00)%
            After fee waivers and expense reimbursements ..........        (1.00)(1)       (1.54)%       (1.71)%
       Portfolio turnover rate ....................................        83.17%(2)       146.43%        97.22%


                                                                       KELMOORE STRATEGY(R) VARIABLE EAGLE FUND
                                                                                      (CONTINUED)
                                                                     --------------------------------------------
                                                                      FOR THE YEAR    FOR THE YEAR     FOR THE
                                                                         ENDED           ENDED       PERIOD ENDED
                                                                      DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                                                          2002            2001           2000*
                                                                     -------------    ------------   -----------

NET ASSET VALUE, BEGINNING OF PERIOD ..............................  $       6.12     $     10.03    $    10.00
                                                                     -------------    ------------   -----------

       Income/(loss) from investment operations:
          Net investment income/(loss) ............................         (0.06)          (0.11)         0.03#
          Net realized and unrealized gain/(loss) on investments ..         (1.67)          (3.80)           --
                                                                     -------------    ------------   -----------
            Total from investment operations ......................         (1.73)          (3.91)         0.03
                                                                     -------------    ------------   -----------

       Less distributions from:
          Net investment income ...................................            --              --(3)         --
          Realized capital gain ...................................         (0.15)             --            --
                                                                     -------------    ------------   -----------

NET ASSET VALUE, END OF PERIOD ....................................  $      4.24      $      6.12    $    10.03
                                                                     =============    ============   ===========

TOTAL RETURN ......................................................       (28.38)%         (38.97)%        0.30%(2)

RATIOS/SUPPLEMENTAL DATA
       Net assets, end of period (in 000s) ........................  $     1,963      $     1,075    $      148
       Ratio of expenses to average net assets:
            Before fee waivers and expense reimbursements .........         8.76%           25.69%      1548.43%(1)
            After fee waivers and expense reimbursements ..........         2.25%            2.25%         2.25%(1)
       Ratio of net investment income/(loss) to average net assets:
            Before fee waivers and expense reimbursements .........        (8.15)%         (25.07)%    (1543.74)%(1)
            After fee waivers and expense reimbursements ..........        (1.64)%          (1.63)%        2.52%(1)
       Portfolio turnover rate ....................................       131.85%          212.49%         0.00%(2)


 * Commenced operations on November 27, 2000.
(1)Annualized.
(2)Not annualized.
(3)Amount represents less than $0.01 per share.
 # Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

================================================================================
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                      Kelmoore Strategy(R) Variable Trust
                                 June 30, 2005
================================================================================


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
The Kelmoore Strategy(R) Variable Trust (the "Trust"), an open-end management investment company, was organized as a Delaware statutory trust on October 4, 1999. The Trust operates as a series company and was established for the purpose of providing a vehicle for the investment of assets of separate accounts of insurance companies as underlying investment options for variable insurance and annuity contracts. The Trust has a fiscal year ending December 31 of each year and currently consists of two investment funds (each a "Fund" and collectively the "Funds"), Kelmoore Strategy(R) Variable Fund ("Strategy Fund") and Kelmoore Strategy(R) Variable Eagle Fund ("Eagle Fund"). Each Fund's primary goal is to maximize realized gains from writing covered options on common stocks using an active management investment approach. The Strategy Fund's principal strategy is to purchase the common stocks of a limited number of large cap companies with market capitalizations in excess of $10 billion and strong financial fundamentals and to continually sell or "write" related covered call options against substantially all the shares of stock it owns. The Eagle Fund's principal strategy is to purchase the common stocks of a limited number of mid-and large cap companies with market capitalizations in excess of $1 billion and strong financial fundamentals and to continually sell or "write" related covered call options against substantially all the shares of stock it owns. As a secondary strategy, the Funds may also seek to protect or "hedge" the portfolios against a decline in the value of the stocks the Funds own by acquiring put options.

The Funds' authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. SECURITY VALUATION. The Funds' securities are valued based on market value or, where market quotations are not readily available, including when quoted prices are considered to be unreliable or if events occurring after the close of a securities market and before a Fund values its assets would materially affect net asset value, based on fair value as determined in good faith by the Advisor pursuant to procedures approved by the Board of Trustees. Since the Funds generally purchase highly liquid equity securities trading on major exchanges, it is unlikely that the Funds will be required to use fair valuation procedures. Equity securities traded on any U.S. or foreign exchange are valued at the last sale or closing price on the exchange or system in which they are principally traded on the valuation date. Securities for which the primary market is the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued at the NASDAQ Official Closing Price. If there is no sale on the valuation date, securities traded principally on a U.S. exchange are valued at the mean between the closing bid and asked prices or on a foreign exchange at the most recent closing price. Equity securities which are traded in the over-the-counter market only, but are not included in the NASDAQ are valued at the last sale or closing price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service if such prices are believed to accurately represent market value. Debt securities and money market instruments with a remaining maturity of less than sixty days will be valued at amortized cost.


B. OPTION VALUATION. Exchange traded options are valued at the last sale or closing price on the Chicago Board Options Exchange ("CBOE") If there is no sale or closing price available from the CBOE, options are valued at the mean between the last bid and asked price.

================================================================================
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                      Kelmoore Strategy(R) Variable Trust
                                 June 30, 2005
================================================================================


When a Fund writes an option, there is no taxable event. An amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund will realize a gain (or a loss in the case of a closing purchase transaction where the cost exceeds the original premium received) and the liability related to the option will be extinguished. Any such gain or loss is a short-term capital gain or loss for federal income tax purposes, except that any loss realized when the Fund closes certain covered call options whose underlying security is trading above the exercise price of the option will be long-term capital loss if the hypothetical sale of the underlying security on the date of such transaction would have given rise to a long-term capital gain. If a call option that the Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written on an equity security is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option's exercise value (number of shares times strike price).

The risk in writing a call option is that a Fund may forego the opportunity of profit if the market value of the underlying security increases and the option is exercised, although any potential loss would be reduced by the amount of option premium received.

The risk in writing a put option is that a Fund may be called on to pay the exercise price of the option for a security that has decreased (potentially to zero) in market price, although any potential loss would be reduced by the amount of option premium received.

Generally, option transactions also involve risks concerning liquidity of the options market. An illiquid market for an option may limit a Fund's ability to write options or enter closing transactions. As the options written by a Fund are traded on a national exchange, counterparty and credit risk are limited to failure of the exchange on which the options are traded.

C. INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

D. EXPENSES. Most expenses of the Trust can be directly attributed to a specific Fund. Expenses that can not be directly attributed to a specific Fund are apportioned among both Funds of the Trust, based on relative net assets.

E. DISTRIBUTIONS TO SHAREHOLDERS. The Funds will distribute substantially all of their net investment income and any short-term and long-term capital gains annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

================================================================================
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                      Kelmoore Strategy(R) Variable Trust
                                 June 30, 2005
================================================================================


F. FEDERAL INCOME TAXES. The Funds' policy is to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income and capital gains to shareholders. The Funds do not expect to be subject to income tax, therefore, no federal income tax provisions will be required.

G. CASH AND CASH EQUIVALENTS. Uninvested cash is swept daily into an interest bearing account at PFPC Trust Company. The interest is paid to the Funds on a monthly basis.


H. USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


NOTE 2 - PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, other than short-term investments, during the six months ended June 30, 2005 were as follows:

                           PURCHASES            SALES
                           ----------        ----------
Strategy Fund              $4,515,760        $2,387,866
Eagle Fund                  2,173,425         1,341,987

Transactions in option contracts written for the six months ended June 30, 2005 were as follows:

                                      STRATEGY FUND             EAGLE FUND
                                      -------------             ----------
                                   CONTRACTS    PREMIUM    CONTRACTS    PREMIUM
                                   ---------    -------    ---------    -------
Outstanding at December 31, 2004       1,397   $281,668          720   $135,708
Options written during period          2,992    475,818        1,619    272,691
Options exercised during period       (1,461)  (297,659)        (877)  (177,070)
Options expired during period         (1,763)  (252,848)        (880)  (125,024)
Options closed during period            (131)   (39,184)         (40)    (4,891)
Outstanding at June 30, 2005           1,034   $167,795          542   $101,414

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES Kelmoore Investment Company, Inc. (the "Advisor"), a registered investment advisor, provides the Funds with investment management services. The Advisor receives a fee, computed daily and paid monthly, based on an annual rate of 1.00% of the average daily net assets from each of the Funds. The Advisor has contractually agreed to waive all or a portion of its fees and to reimburse certain expenses of the Funds so that the total operating expenses for the period for each of the Funds will not exceed 2.25%. The fee waiver and reimbursement arrangement will continue at least through April 30, 2006. Any waiver or reimbursement by the Advisor is subject to recoupment from the Funds within the following three years, to the extent such recoupment would not cause total expenses to exceed any current expense limitation.

================================================================================
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                      Kelmoore Strategy(R) Variable Trust
                                 June 30, 2005
================================================================================


During the six months ended June 30, 2005, the Advisor did not recoup any waived or reimbursed expenses therefore the amounts that were waived in the prior years deemed unrecoverable are $320,746 and $260,607 from the Strategy and Eagle Funds, respectively.

At June 30, 2005, the balance of recoupable expenses for each Fund is as follows:

                     2005        2006        2007        2008       Total
--------------------------------------------------------------------------------
Strategy Fund      $124,293    $126,320    $119,240    $68,393    $438,246
Eagle Fund          107,929     114,686     102,175     52,711     377,501
--------------------------------------------------------------------------------

The Funds have adopted plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, (each a "Plan") that allow the Funds to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. Because these fees are paid out of each Fund's assets on an ongoing basis, over time, these fees will increase the cost of an investment in a Fund and may cost more than paying other types of sales charges. Each Plan permits the Funds to pay the Advisor, as the Funds' distributor (the `Distributor") for remittance to insurance companies for costs incurred or paid in connection with the distribution of a Fund's shares, an annual fee not to exceed 0.25% of the average daily net assets of each Fund.

For the period ended June 30, 2005, the Strategy Fund paid the Distributor $7,538 and the Eagle Fund paid the Distributor $3,417 for distribution and servicing expenses incurred. All payments were retained in a segregated asset account pending disbursement in accordance with the Plans and Rule 12b-1. Effective June 2, 2005, the Funds' ceased accruing 12b-1 fees under the Plans because of the Advisor's intention to propose liquidating the Trust to the Board of Trustees at the Board meeting being held August 9, 2005.

A. SERVICES AGREEMENT. The Funds have entered into a Services Agreement with PFPC Inc. Under the Services Agreement, PFPC Inc. provides certain transfer agency, administrative and accounting services. The Funds have entered into a Custodian Services Agreement with PFPC Trust Company.

B. BROKERAGE COMMISSIONS. The Funds place substantially all their securities transactions, including transactions involving options, through the Advisor, in its capacity as a registered broker-dealer, in accordance with procedures adopted by the Trustees. The Funds will not deal with the Advisor (or any affiliate) in any transaction in which the Advisor (or any affiliate) acts as principal, except in accordance with rules promulgated by the Securities and Exchange Commission. For the six months ended June 30, 2005, the Funds have paid $15,636 and $8,914 for the Strategy and Eagle Funds, respectively, in brokerage commissions to the Advisor. Unaffiliated brokers act as executing and clearing brokers for the Funds' transactions and are compensated by the Advisor for these services.

C. OFFICER AND TRUSTEE COMPENSATION. Certain officers and Trustees of the Funds are affiliated persons of the Advisor and the Distributor. No officer, Trustee or employee of the Advisor, PFPC, or any affiliate thereof, receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not an affiliated person of the Advisor, PFPC, or any affiliate thereof, an annual retainer of $10,000, payable in quarterly installments. In addition, the Trust reimburses expenses incurred by the Trustees in attending Trustee meetings.

================================================================================
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                      Kelmoore Strategy(R) Variable Trust
                                  June 30, 2005
================================================================================


NOTE 4 - TAX DISCLOSURE
No provision for federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character to tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2005.

Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2004, the Eagle Fund elected to defer $41,789 of capital losses occurring between November 1, 2004 and December 31, 2004.

The Funds intend to retain realized gains to the extent of available capital loss carryforwards. At December 31, 2004, the Strategy Fund has a capital loss carryforward for federal income tax purposes of $795,846 which will expire in 2011 and the Eagle Fund had a capital loss carryforward for federal income tax purposes of $64,973 which will expire in 2012.

NOTE 5 - INDEMNIFICATIONS
Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

NOTE 6 - SUBSEQUENT EVENT
At the August 9, 2005 Quarterly Meeting of the Board of Trustees, the Trustees approved the liquidation of the Funds and dissolution of the Trust by December 31, 2005. The Trustees considered a number of alternatives but due to the lack of active marketing of the variable contracts using the Funds as investment options and the lack of asset growth in the Funds of the Trust, the Trustees determined that it was ultimately in the best interest of shareholders to liquidate the Funds and wind up the Trust's affairs. The Advisor is currently working to assist the participating insurance companies to seek suitable other variable contracts and/or investment options for investors. The Advisor understands that the insurance companies should be providing investors with additional information regarding the liquidations and investor options in the near future.

================================================================================
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                      Kelmoore Strategy(R) Variable Trust
                                 June 30, 2005
================================================================================


INFORMATION ON PROXY VOTING
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, along with the Funds' proxy voting record relating to portfolio securities held during the most recent 12 month period ended June 30, 2005, is available at no charge, upon request by calling 1-800-929-1417, by going to our website at www.kelmoore.com, or on the SEC's website at http://www.sec.gov.


INFORMATION ON FORM N-Q
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year or Form N-Q within sixty days after the end of the period. The Trust's Form N-Q will be available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

================================================================================
BOARD CONSIDERATION OF ADVISORY AGREEMENT (UNAUDITED)

                       Kelmoore Strategy(R) Variable Trust
================================================================================

Kelmoore Strategy Variable Trust (the "Trust") and Kelmoore Investment Company, Inc. (the "Advisor") are parties to an Investment Advisory Agreement ("Advisory Agreement"), pursuant to which the Advisor is responsible for managing the investments of Kelmoore Strategy(R) Variable Fund and Kelmoore Strategy(R) Variable Eagle Fund (the "Funds"), each a series of the Trust. At a meeting held on February 15, 2005, the Board of Trustees of the Trust re-approved the Advisory Agreement. The Advisor provided materials to the Board for its evaluation based on a request of the Board, and the Trustees were advised by independent legal counsel with respect to these and other relevant matters. Discussed below are certain factors considered by the Board in approving the Advisory Agreement. This discussion is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information, including information received on an ongoing basis at Board and committee meetings. The approval determination was made on the basis of each Trustee's business judgment after consideration of all the information taken as a whole. Individual Trustees may have given different weight to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

In evaluating the Advisory Agreement, the Board of Trustees, including the Independent Trustees, considered the following factors, among others:

   o The Board considered the benefits to shareholders of continuing to retain the Advisor as the investment adviser to the Funds, particularly in light of the nature, extent, and quality of services provided by the Advisor. The Board considered the ability of the Advisor to provide an appropriate level of support and resources to the Funds and whether the Advisor has qualified personnel to enable it to perform its functions under the Advisory Agreement. The Board noted the background and experience of the Advisor's senior management, and that the expertise of and amount of attention expected to be given to the Funds by the Advisor is substantial. The Board also considered the breadth of the Advisor's compliance program as well as the Advisor's compliance operations with respect to the Trust. The Board concluded that it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the Funds by the Advisor under the Advisory Agreement.


   o The Board was provided with a report containing performance information, including the recent, medium and long-term performance, regarding the Funds and of other funds with either similar investment objectives or that utilize to some degree a strategy of selling covered call options on their portfolio (the "Report"). The Board noted that, based on the presentation of the Advisor, with very limited exception, there are no other registered funds that use an investment strategy substantially similar to the strategy employed by the Advisor in managing the Funds, and that therefore there is no true broad-based "peer" group against which to compare the Funds' performance and expenses. The Board reviewed information in the Report regarding the performance and expense levels of the Funds as compared to other funds in the Report, and considered the rankings given the Funds in the Report. The Board considered information in the Report and in materials prepared by the Advisor regarding the advisory fees charged by other investment advisers for other registered investment companies. In considering the Funds' performance, the Board noted that each Fund's expenses were higher than the average expenses of the funds presented in the Report, and the management fee charged to the

================================================================================
 BOARD CONSIDERATION OF ADVISORY AGREEMENT (UNAUDITED)

                      Kelmoore Strategy(R) Variable Trust
================================================================================

        Funds was higher than the funds presented in the Report. The Board considered information about the Funds' historical performance, including the Advisor's explanation that although the performance of the Funds has been below that of the funds presented in the Report and in the indices contained in the Funds' prospectus for certain periods, the Advisor employs a unique strategy that does not lend itself to comparison with other funds or indices. The Board also considered the fact that the Advisor has been providing substantial subsidies to the Funds in the form of expense waivers and reimbursements, and the relatively small sizes of the Funds. In particular, it was noted that the small size of the Funds prevents any economies of scale at the present time and may contribute to the relatively higher expenses of the Funds relative to the other funds presented in the Report. Based on their evaluation of this information, the Board concluded that considering the strategy employed for the Funds, the contractual management fees are reasonable.


   o The Board considered the cost of services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Trust, including the overall financial soundness of the Advisor. The Board reviewed profitability information provided by the Advisor, which included information about the fee waivers and reimbursements provided by the Advisor to the Funds. The Board concluded that the compensation payable under the Advisory Agreement bears a reasonable relationship to the services rendered.

   o The Board considered ancillary benefits to be received by the Advisor and its affiliates as a result of the Advisor's relationship with the Trust, including soft dollar arrangements. The Board noted that the Advisor does not utilize reports, research and other services obtainable from brokers and their affiliates in return for brokerage commissions paid to such brokers. The Board also discussed the brokerage commissions on options and equity transactions that the Advisor (in its capacity as broker) earns as the primary broker-dealer for the Funds, and noted the significant reduction in options commission rates charged to the Funds effective January 1, 2005.

After consideration of these factors, the Board found that: (i) the compensation payable under the Advisory Agreement bears a reasonable relationship to the services to be rendered and is fair and reasonable; and (ii) the Advisory Agreement is in the best interests of the Trust and its shareholders and should be renewed for a one year period.

================================================================================
FOR MORE INFORMATION
================================================================================






THE KELMOORE STRATEGY(R) VARIABLE TRUST
2471 E. Bayshore Road
Suite 501
Palo Alto, CA  94303

INVESTMENT ADVISOR AND DISTRIBUTOR
Kelmoore Investment Company, Inc.
2471 E. Bayshore Road
Suite 501
Palo Alto, CA  94303

ADMINISTRATOR, TRANSFER AGENT AND
FUND ACCOUNTING AGENT
PFPC Inc.
760 Moore Road
King of Prussia, PA  19406
(877) KELMOORE (535-6667)

CUSTODIAN
PFPC Trust Company
The Eastwick Center
8800 Tinicum Boulevard
Philadelphia, PA  19153

COUNSEL
Dechert LLP
4675 MacArthur Court, Suite 1400
Newport Beach, CA 92660-8842

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
3 Embarcadero Center
San Francisco, CA 94111-4104








This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101) or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1)  Not applicable.


  (a)(2)  Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit A.

  (a)(3)  Not applicable.

     (b)  Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit B.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(registrant)            The Kelmoore Strategy(R) Variable Trust
            --------------------------------------------------------------------


By (Signature and Title)*    /s/ Shawn K. Young
                         -------------------------------------------------------
                             Shawn K. Young, President & Treasurer
                             (principal executive officer)

Date     9/1/05
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ Shawn K. Young
                         -------------------------------------------------------
                             Shawn K. Young, President & Treasurer
                             (principal executive officer & principal financial
                              officer)

Date     9/1/05
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.